Investments in Associates and Joint Ventures - Details of Investments in Associates (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩) Companies shares	Dec. 31, 2021 KRW (₩)
Disclosure of associates [line items]
Investments in associates	₩ 2,518,906	₩ 2,203,274
Daesung Steel [member]
Disclosure of associates [line items]
Ownership (%)	20.00%
Domestic [member]
Disclosure of associates [line items]
Investments in associates	₩ 854,078	₩ 1,062,910
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of associates [line items]
Number of shares | shares	178,691,901,565
Ownership (%)	27.23%	42.82%
Investments in associates		₩ 176,136
Domestic [member] | Samcheok Blue Power Co.,Ltd.
Disclosure of associates [line items]
Number of shares | shares	4,507,138
Ownership (%)	34.00%
Investments in associates	₩ 352,500	₩ 382,887
Domestic [member] | SNNC [member]
Disclosure of associates [line items]
Number of shares | shares	18,130,000
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 182,414	₩ 171,332
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	200,000
Ownership (%)	50.00%	50.00%
Investments in associates	₩ 86,378	₩ 86,058
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	17,308,143
Ownership (%)	49.10%	49.10%
Investments in associates	₩ 9,513	₩ 9,571
Domestic [member] | Western Inland Highway Co Ltd [member]
Disclosure of associates [line items]
Ownership (%)		20.39%
Investments in associates		₩ 53,563
Domestic [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of associates [line items]
Number of shares | shares	6,981,975
Ownership (%)	27.64%
Investments in associates	₩ 27,165	₩ 28,813
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	1,181,160
Ownership (%)	29.53%	29.53%
Investments in associates	₩ 14,605	₩ 19,191
Domestic [member] | Daesung Steel [member]
Disclosure of associates [line items]
Number of shares | shares	108,038
Ownership (%)	17.54%	17.54%
Investments in associates	₩ 20,469	₩ 19,073
Domestic [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Number of shares | shares	8,130,098,340
Ownership (%)	8.80%	8.80%
Investments in associates	₩ 9,326	₩ 9,251
Domestic [member] | Other associates [member]
Disclosure of associates [line items]
Number of companies in other associates | Companies	58
Investments in associates	₩ 151,708	107,035
Domestic [member] | Acquisition cost [member] | Samcheok Blue Power Co.,Ltd.
Disclosure of associates [line items]
Investments in associates	429,904
Domestic [member] | Acquisition cost [member] | SNNC [member]
Disclosure of associates [line items]
Investments in associates	90,650
Domestic [member] | Acquisition cost [member] | QSONE Co.,Ltd. [member]
Disclosure of associates [line items]
Investments in associates	84,395
Domestic [member] | Acquisition cost [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	86,541
Domestic [member] | Acquisition cost [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of associates [line items]
Investments in associates	34,910
Domestic [member] | Acquisition cost [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of associates [line items]
Investments in associates	5,906
Domestic [member] | Acquisition cost [member] | Daesung Steel [member]
Disclosure of associates [line items]
Investments in associates	14,000
Domestic [member] | Acquisition cost [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Investments in associates	7,882
Foreign [member]
Disclosure of associates [line items]
Investments in associates	₩ 1,664,828	₩ 1,140,364
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	135,219,000
Ownership (%)	25.04%	25.04%
Investments in associates	₩ 290,318	₩ 238,601
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of associates [line items]
Ownership (%)	30.00%	30.00%
Investments in associates	₩ 209,594	₩ 182,639
Foreign [member] | 9404-5515 Quebec Inc. [member]
Disclosure of associates [line items]
Number of shares | shares	284,463,243
Ownership (%)	25.85%
Investments in associates	₩ 331,261	₩ 135,738
Foreign [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of associates [line items]
Number of shares | shares	186,000,030
Ownership (%)	30.00%	30.00%
Investments in associates	₩ 98,103	₩ 91,052
Foreign [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 14,574	₩ 13,633
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Number of shares | shares	49
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 57,830	₩ 67,972
Foreign [member] | NCR LLC [member]
Disclosure of associates [line items]
Ownership (%)	22.10%	22.10%
Investments in associates	₩ 187,372	₩ 102,319
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Number of shares | shares	2,400
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 29,124	₩ 31,340
Foreign [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Number of shares | shares	3,234,698
Ownership (%)	49.00%	49.00%
Investments in associates	₩ 90,636	₩ 48,249
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of associates [line items]
Number of shares | shares	565,680,000
Ownership (%)	40.00%
Investments in associates	₩ 98,933	₩ 22,769
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of associates [line items]
Ownership (%)		34.00%
Investments in associates		₩ 19,099
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of associates [line items]
Number of shares | shares	8,708,400
Ownership (%)	20.00%	20.00%
Investments in associates	₩ 16,659	₩ 15,851
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Number of shares | shares	50
Ownership (%)	25.00%	25.00%
Investments in associates	₩ 8,590	₩ 9,140
Foreign [member] | Other associates [member]
Disclosure of associates [line items]
Number of companies in other associates | Companies	29
Investments in associates	₩ 231,834	₩ 161,962
Foreign [member] | Acquisition cost [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Investments in associates	132,907
Foreign [member] | Acquisition cost [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of associates [line items]
Investments in associates	164,303
Foreign [member] | Acquisition cost [member] | 9404-5515 Quebec Inc. [member]
Disclosure of associates [line items]
Investments in associates	328,509
Foreign [member] | Acquisition cost [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of associates [line items]
Investments in associates	109,568
Foreign [member] | Acquisition cost [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Investments in associates	240,123
Foreign [member] | Acquisition cost [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Investments in associates	209,664
Foreign [member] | Acquisition cost [member] | NCR LLC [member]
Disclosure of associates [line items]
Investments in associates	181,535
Foreign [member] | Acquisition cost [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Investments in associates	135,205
Foreign [member] | Acquisition cost [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Investments in associates	157,585
Foreign [member] | Acquisition cost [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of associates [line items]
Investments in associates	104,432
Foreign [member] | Acquisition cost [member] | PT. Wampu Electric Power [member]
Disclosure of associates [line items]
Investments in associates	10,054
Foreign [member] | Acquisition cost [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Investments in associates	₩ 4,723